Regulatory Capital Requirements and Other Restrictions, Regulatory Capital Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Wells Fargo & Company [Member]
Regulatory leverage:
Total leverage exposure	$ 2,224,789	$ 2,316,079
Supplementary leverage ratio (SLR)	0.0686	0.0689
Tier 1 leverage ratio	0.0826	0.0834
Required minimum leverage
Supplementary leverage ratio	0.0500	0.0500
Tier 1 leverage ratio	0.0400	0.0400
Wells Fargo & Company [Member] | Standardized Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	$ 133,527	$ 140,643
Tier 1	152,567	159,671
Total	186,747	196,308
Assets:
Risk-weighted assets	1,259,889	1,239,026
Adjusted average assets	$ 1,846,954	$ 1,915,585
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1060	0.1135
Tier 1 capital	0.1211	0.1289
Total capital	0.1482	0.1584
Required minimum capital ratios:
Common Equity Tier 1 Capital	0.0920	0.0960
Tier 1 capital	0.1070	0.1110
Total capital	0.1270	0.1310
Wells Fargo & Company [Member] | Advanced Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	$ 133,527	$ 140,643
Tier 1	152,567	159,671
Total	177,258	186,580
Assets:
Risk-weighted assets	1,112,307	1,116,068
Adjusted average assets	$ 1,846,954	$ 1,915,585
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1200	0.1260
Tier 1 capital	0.1372	0.1431
Total capital	0.1594	0.1672
Required minimum capital ratios:
Common Equity Tier 1 Capital	0.0850	0.0900
Tier 1 capital	0.1000	0.1050
Total capital	0.1200	0.1250
Wells Fargo Bank, NA [Member]
Regulatory leverage:
Total leverage exposure	$ 2,058,568	$ 2,133,798
Supplementary leverage ratio (SLR)	0.0683	0.0700
Tier 1 leverage ratio	0.0834	0.0849
Required minimum leverage
Supplementary leverage ratio	0.0600	0.0600
Tier 1 leverage ratio	0.0400	0.0400
Wells Fargo Bank, NA [Member] | Standardized Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	$ 140,644	$ 149,318
Tier 1	140,644	149,318
Total	163,885	173,044
Assets:
Risk-weighted assets	1,177,300	1,137,839
Adjusted average assets	$ 1,685,401	$ 1,758,479
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1195	0.1312
Tier 1 capital	0.1195	0.1312
Total capital	0.1392	0.1521
Required minimum capital ratios:
Common Equity Tier 1 Capital	0.0700	0.0700
Tier 1 capital	0.0850	0.0850
Total capital	0.1050	0.1050
Wells Fargo Bank, NA [Member] | Advanced Approach Under Basel III [Member]
Regulatory capital:
Common Equity Tier 1	$ 140,644	$ 149,318
Tier 1	140,644	149,318
Total	154,292	163,213
Assets:
Risk-weighted assets	977,713	965,511
Adjusted average assets	$ 1,685,401	$ 1,758,479
Regulatory capital ratios:
Common Equity Tier 1 capital	0.1439	0.1547
Tier 1 capital	0.1439	0.1547
Total capital	0.1578	0.1690
Required minimum capital ratios:
Common Equity Tier 1 Capital	0.0700	0.0700
Tier 1 capital	0.0850	0.0850
Total capital	0.1050	0.1050